FINANCIAL INSTRUMENTS - Assets and liabilities that are measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Financial assets	$ 9,067	$ 8,974
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	306	785
Level 1 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	0
Level 2 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	6	385
Level 3 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	300	400
Financial assets at fair value, class [Member] | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	300	400
Equity holdings | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	300	400	$ 414
Equity holdings | Level 1 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	0
Equity holdings | Level 2 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	0
Equity holdings | Level 3 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	300	400
Digital assets | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	6	385
Digital assets | Level 1 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	0	0
Digital assets | Level 2 | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets	$ 6	$ 385